Related parties (Details) $ / shares in Units, $ in Millions	6 Months Ended
	Jun. 30, 2022 USD ($)	Nov. 06, 2021 contract $ / shares	Feb. 28, 2021 shares	Feb. 12, 2021 $ / shares
Related Party Transaction
Number of directors | contract		1
Contract with customer, liability | $	$ 50.6
Accrued interest | $	$ 4.7
Ordinary Shares
Related Party Transaction
Per share price of issuance (usd per share) | $ / shares		$ 5.56
Ordinary Shares | Underwriters public offering
Related Party Transaction
Per share price of issuance (usd per share) | $ / shares				$ 7.00
Syncona LLP
Related Party Transaction
Purchased ADSs (in shares) | shares			3,571,428
Autolus | Investee Of Syncona Portfolio Limited | License revenue
Related Party Transaction
Ownership percentage by noncontrolling owners	10.00%
Blackstone | Autolus
Related Party Transaction
Ownership percentage by noncontrolling owners		10.00%